Capital (Tables)	12 Months Ended
Dec. 31, 2020
Banking Regulation, Total Capital [Abstract]
Regulatory Capital Ratios for Company in Comparison With Minimum Amounts and Ratios Required by Federal Reserve Board of Governors
The following tables present the regulatory capital ratios for the Company at December 31, 2020 and 2019, in comparison with the minimum amounts and ratios required by the FRB for capital adequacy purposes:

	Risk-Based Capital
At December 31, 2020	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$3,962,399	9.72%	$4,465,239	10.95%	$5,289,611	12.97%	$4,465,239	8.52%
Minimum for capital adequacy purposes	1,834,858	4.50	2,446,478	6.00	3,261,970	8.00	2,095,846	4.00

Excess	$2,127,541	5.22%	$2,018,761	4.95%	$2,027,641	4.97%	$2,369,393	4.52%

	Risk-Based Capital
At December 31, 2019	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$3,818,311	9.91%	$4,321,151	11.22%	$5,111,990	13.27%	$4,321,151	8.66%
Minimum for capital adequacy purposes	1,733,826	4.50	2,311,768	6.00	3,082,358	8.00	1,996,966	4.00

Excess	$2,084,485	5.41%	$2,009,383	5.22%	$2,029,632	5.27%	$2,324,185	4.66%

At December 31, 2020, our total risk-based capital ratio exceeded the minimum requirement for capital adequacy purposes by 497 basis points and the fully phased-in
capital conservation buffer by 247 basis points.

Actual Capital Amounts and Ratios for Community Bank in Comparison to Minimum Amounts and Ratios Required
The following tables present the actual capital amounts and ratios for the Bank at December 31, 2020 and 2019 in comparison to the minimum amounts and ratios required for capital adequacy purposes.

	Risk-Based Capital
At December 31, 2020	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$4,964,055	12.18%	$4,964,055	12.18%	$5,145,321	12.62%	$4,964,055	9.48%
Minimum for capital adequacy purposes	1,834,112	4.50	2,445,483	6.00	3,260,643	8.00	2,095,175	4.00

Excess	$3,129,943	7.68%	$2,518,572	6.18%	$1,884,678	4.62%	$2,868,880	5.48%

	Risk-Based Capital
At December 31, 2019	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$4,785,217	12.42%	$4,785,217	12.42%	$4,933,900	12.81%	$4,785,217	9.59%
Minimum for capital adequacy purposes	1,733,085	4.50	2,310,780	6.00	3,081,040	8.00	1,996,288	4.00

Excess	$3,052,132	7.92%	$2,474,437	6.42%	$1,852,860	4.81%	$2,788,929	5.59%